Summary of Other Information Relating to Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating cash flow from operating leases			$ 36,000	$ 433,172
Operating cash flow from finance leases			3,698	26,504
Financing cash flow from finance leases	$ 11,943	$ 11,229	15,090	436,259
Reductions to ROU assets resulting from reductions to lease obligations: Operating leases			227,981	196,245
Reductions to ROU assets resulting from reductions to lease obligations: Finance leases			$ 10,990	$ 409,927
Weighted average remaining lease term: Operating leases			25 months	39 months
Weighted average remaining lease term: Finance leases			27 months	39 months
Weighted average discount rate: operating leases			11.62%	11.57%
Weighted average discount rate: Finance leases			6.12%	6.12%